Commitments and Contingencies (Details Narrative)	6 Months Ended
Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Annual royalty percentage	2.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual royalty percentage	1.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Annual royalty percentage	3.50%